Supplement Dated April 10, 2009

To The Prospectus Dated July 29, 2008, as Revised

For the

WisdomTree Low P/E Fund

The following information supplements, and should be read in conjunction with, the Prospectus and Statement of Additional Information for the Fund.

The WisdomTree Low P/E Fund (Ticker Symbol: EZY) will change its investment objective and be renamed the WisdomTree LargeCap Value Fund. Beginning on or after June 19, 2009, the Fund will seek to track the performance of the WisdomTree LargeCap Value Index. The LargeCap Value Index is a fundamentally weighted index that measures the performance of large-cap value companies. The Index consists of U.S. companies that have positive cumulative earnings over the past four fiscal quarters and that meet WisdomTree’s market capitalization, liquidity, and other requirements as of the Index measurement date. For these purposes, “earnings” are determined using a company’s reported net income, excluding special items, applicable to common shareholders. WisdomTree creates a “value” score for each company based on the company’s Price to Earnings Ratio, Price to Sales Ratio, and Price to Book Value and 1-year change in stock price. The top 30% of companies with the highest value scores within the 1000 largest companies by market capitalization are included in the Index. Companies are weighted in the Index annually based on earnings. As of March 1, 2009, approximately 77% of the Index consisted of companies with market capitalizations over $10 billion and approximately 17% of the Index consisted of companies with market capitalizations between $2 billion and $10 billion.

The change is not expected to generate any significant tax consequences for Fund investors. The Fund’s expense ratio will not change.

Additional information about the Fund and the other WisdomTree ETFs is available at www.wisdomtree.com.

WIS-SP-003-0409

Supplement Dated April 10, 2009

To The Prospectus Dated July 29, 2008, as Revised

For the

WisdomTree Japan Equity Income Fund

The following information supplements, and should be read in conjunction with, the Prospectus and Statement of Additional Information for the Fund.

The WisdomTree Japan Equity Income Fund (Ticker Symbol: DNL) will change its investment objective and be renamed the WisdomTree World ex-US Growth Fund. Beginning on or after June 19, 2009, the Fund will change its investment objective so that it seeks to track the performance of the WisdomTree World ex-US Growth Index. This Index is a fundamentally weighted index that measures the performance of growth companies in the developed and emerging markets outside of the United States. The index consists of dividend paying companies that pass WisdomTree’s market capitalization, liquidity, and other requirements. WisdomTree creates a “growth” score for each company based on the company’s earnings per share, sales per share, book value per share and price per share. The top 30% of companies with the highest growth scores within the 1000 largest companies by market capitalization are included in the Index. Companies are weighted in the Index annually based on annual cash dividends paid. As of March 1, 2009, approximately 71% of the Index consisted of companies with market capitalizations over $10 billion and approximately 27% of the Index consisted of companies with market capitalizations between $2 billion and $10 billion.

The change is not expected to generate any significant tax consequences for Fund investors. The Fund’s expense ratio will not change. The Fund will invest in developed and emerging market securities. Emerging market securities are subject to additional risks not associated with investing in U.S. securities or securities from more developed markets. These risks include greater price volatility, lower trading volume and liquidity and greater social, political and economic uncertainty.

Additional information about the Fund and the other WisdomTree ETFs is available at www.wisdomtree.com.

WIS-SPA002-0409

Supplement Dated April 10, 2009

To The Prospectus Dated July 29, 2008, as Revised

For the

WisdomTree Europe Equity Income Fund

The following information supplements, and should be read in conjunction with, the Prospectus and Statement of Additional Information for the Fund.

The WisdomTree Europe Equity Income Fund (Ticker Symbol: DEW) will change its investment objective and be renamed the WisdomTree Global Equity Income Fund. Beginning on or after June 19, 2009, the Fund will become a “global” fund that invests in securities listed in the U.S., developed markets and emerging markets. The Fund will no longer focus its investments on European equity securities (though European securities will continue to be heavily represented in the Fund). The Fund’s investment objective will be to seek to track the price and yield performance, before fees and expenses, of the WisdomTree Global High-Yielding Equity Index. The Global High-Yielding Equity Index is a fundamentally weighted index that measures the performance of high dividend-yielding companies in the U.S., developed and emerging markets. Companies in the Index must pass WisdomTree’s market capitalization, liquidity, and other requirements. At the Index measurement date, companies with market capitalizations of at least $2 billion are ranked by dividend yield and those companies in the top 30% by dividend yield are selected for inclusion in the Index. Companies are weighted in the Index annually based on annual cash dividends paid. As of March 1, 2009, approximately 69% of the Index consisted of companies with market capitalizations over $10 billion and approximately 25% of the Index consisted of companies with market capitalizations between $2 billion and $10 billion.

In addition, beginning on or after June 19, 2009, the Fund will seek to achieve its investment objective by investing primarily in other WisdomTree exchange traded funds (“ETFs”). Instead of investing in several hundred securities, the Fund will now invest in only a few WisdomTree ETFs that, in turn, seek to track subsets of the WisdomTree Global High-Yielding Equity Index. The Fund intends to invest primarily in the WisdomTree Equity Income Fund, DEFA Equity Income Fund and Emerging Markets Equity Income Fund. By investing in these ETFs the Fund will achieve exposure to the securities in the Index. This change in strategy is intended to reduce the Fund’s portfolio transaction costs, increase the efficiency of the Fund’s operations and facilitate trading in Fund shares. The change is not expected to generate any significant tax consequences for Fund investors.

The Fund’s fees, as a percentage of net assets, are shown below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)	0.00%
Acquired Fund Fees and Expenses(b)	0.54%
Less: Fee Waivers(c)	(0.54%)
Net Annual Fund Operating Expenses(d)	0.58%
(a)	WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses through July 31, 2009. WisdomTree Asset management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.
(b)	“Acquired Fund Fees and Expenses” reflect fees and expenses that are not directly paid by the Fund. Rather, they are indirectly incurred as a result of investment in shares of the Underlying Funds. This amount is based on an estimate of the Fund’s allocation to Underlying Funds for the current fiscal year.
(c)	The adviser has contractually agreed to waive the indicated advisory fees through July 31, 2010.
(d)	“Net Annual Fund Operating Expenses” reflects the Fund’s advisory fees, after waiver, and the indirect fees and expenses of the Acquired Funds that are not directly paid by the Fund.

An investment in the Fund will be subject to the risks associated with the underlying ETFs and the securities held by such ETFs. References to the investments and risks of the Fund should be understood, unless otherwise indicated, as references to the investments and risks of the underlying WisdomTree ETFs. The underlying WisdomTree ETFs invest in, among other things, emerging market securities. Emerging market securities are subject to additional risks not associated with investing in U.S. securities or securities from more developed markets. These risks include greater price volatility, lower trading volume and liquidity and greater social, political and economic uncertainty.

Additional information about the Fund and the other WisdomTree ETFs is available at www.wisdomtree.com.

WIS-SPB002-0409

Supplement Dated April 10, 2009

To The Prospectus Dated July 29, 2008, as Revised

For the

WisdomTree Europe Equity Income Fund

The following information supplements, and should be read in conjunction with, the Prospectus and Statement of Additional Information for the Fund.

The WisdomTree Europe Equity Income Fund (Ticker Symbol: DEW) will change its investment objective and be renamed the WisdomTree Global Equity Income Fund. Beginning on or after June 19, 2009, the Fund will become a “global” fund that invests in securities listed in the U.S., developed markets and emerging markets. The Fund will no longer focus its investments on European equity securities (though European securities will continue to be heavily represented in the Fund). The Fund’s investment objective will be to seek to track the price and yield performance, before fees and expenses, of the WisdomTree Global High-Yielding Equity Index. The Global High-Yielding Equity Index is a fundamentally weighted index that measures the performance of high dividend-yielding companies in the U.S., developed and emerging markets. Companies in the Index must pass WisdomTree’s market capitalization, liquidity, and other requirements. At the Index measurement date, companies with market capitalizations of at least $2 billion are ranked by dividend yield and those companies in the top 30% by dividend yield are selected for inclusion in the Index. Companies are weighted in the Index annually based on annual cash dividends paid. As of March 1, 2009, approximately 69% of the Index consisted of companies with market capitalizations over $10 billion and approximately 25% of the Index consisted of companies with market capitalizations between $2 billion and $10 billion.

In addition, beginning on or after June 19, 2009, the Fund will seek to achieve its investment objective by investing primarily in other WisdomTree exchange traded funds (“ETFs”). Instead of investing in several hundred securities, the Fund will now invest in only a few WisdomTree ETFs that, in turn, seek to track subsets of the WisdomTree Global High-Yielding Equity Index. The Fund intends to invest primarily in the WisdomTree Equity Income Fund, DEFA Equity Income Fund and Emerging Markets Equity Income Fund. By investing in these ETFs the Fund will achieve exposure to the securities in the Index. This change in strategy is intended to reduce the Fund’s portfolio transaction costs, increase the efficiency of the Fund’s operations and facilitate trading in Fund shares. The change is not expected to generate any significant tax consequences for Fund investors.

The Fund’s fees, as a percentage of net assets, are shown below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)	0.00%
Acquired Fund Fees and Expenses(b)	0.54%
Less: Fee Waivers(c)	(0.54%)
Net Annual Fund Operating Expenses(d)	0.58%
(a)	WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses through July 31, 2009. WisdomTree Asset management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.
(b)	“Acquired Fund Fees and Expenses” reflect fees and expenses that are not directly paid by the Fund. Rather, they are indirectly incurred as a result of investment in shares of the Underlying Funds. This amount is based on an estimate of the Fund’s allocation to Underlying Funds for the current fiscal year.
(c)	The adviser has contractually agreed to waive a portion of its Management Fees equal to the Acquired Fund Fees through July 31, 2010.
(d)	“Net Annual Fund Operating Expenses” reflects the Fund’s Management Fees, after waiver, and the indirect fees and expenses of the Acquired Funds that are not directly paid by the Fund.

An investment in the Fund will be subject to the risks associated with the underlying ETFs and the securities held by such ETFs. References to the investments and risks of the Fund should be understood, unless otherwise indicated, as references to the investments and risks of the underlying WisdomTree ETFs. The underlying WisdomTree ETFs invest in, among other things, emerging market securities. Emerging market securities are subject to additional risks not associated with investing in U.S. securities or securities from more developed markets. These risks include greater price volatility, lower trading volume and liquidity and greater social, political and economic uncertainty.

Additional information about the Fund and the other WisdomTree ETFs is available at www.wisdomtree.com.